Vanguard® Russell 1000 Index Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.1%)
	Linde plc	65,985	19,835
	Air Products and Chemicals Inc.	27,735	8,311
	Freeport-McMoRan Inc.	181,911	7,771
	Newmont Corp.	100,868	7,412
	Ecolab Inc.	31,279	6,727
	Dow Inc.	93,188	6,376
	International Flavors & Fragrances Inc.	31,258	4,428
	Nucor Corp.	37,829	3,879
	Fastenal Co.	71,832	3,810
	LyondellBasell Industries NV Class A	32,176	3,624
	International Paper Co.	49,440	3,120
	Albemarle Corp.	14,463	2,416
	Celanese Corp. Class A	14,202	2,350
	Avery Dennison Corp.	10,441	2,303
	Eastman Chemical Co.	16,995	2,131
	FMC Corp.	16,145	1,884
	Steel Dynamics Inc.	25,144	1,570
	Mosaic Co.	43,300	1,565
	CF Industries Holdings Inc.	26,887	1,430
	Reliance Steel & Aluminum Co.	7,895	1,327
	Scotts Miracle-Gro Co.	5,140	1,117
	Royal Gold Inc.	8,229	1,018
	Olin Corp.	17,663	864
	Valvoline Inc.	22,846	754
	Chemours Co.	20,832	748
	Huntsman Corp.	25,273	717
	Southern Copper Corp.	10,257	715
	Timken Co.	7,856	695
	Ashland Global Holdings Inc.	6,986	663
	Element Solutions Inc.	27,057	633
*	Hexcel Corp.	10,497	624
*	Univar Solutions Inc.	20,730	562
	W R Grace & Co.	7,112	487
	Cabot Corp.	6,913	440
	Westlake Chemical Corp.	4,169	420
	GrafTech International Ltd.	22,669	301
	NewMarket Corp.	862	296
			103,323
Consumer Discretionary (15.8%)
*	Amazon.com Inc.	53,266	171,680
*	Tesla Inc.	96,191	60,140
	Home Depot Inc.	134,949	43,037

		Shares	Market Value ($000)
*	Walt Disney Co.	227,025	40,558
*	Netflix Inc.	53,423	26,862
	Walmart Inc.	175,038	24,861
	McDonald's Corp.	93,498	21,868
	NIKE Inc. Class B	156,043	21,294
	Costco Wholesale Corp.	55,424	20,965
	Lowe's Cos. Inc.	92,151	17,954
	Starbucks Corp.	146,787	16,716
	Target Corp.	62,760	14,241
*	Booking Holdings Inc.	5,131	12,117
	TJX Cos. Inc.	150,499	10,165
	Activision Blizzard Inc.	95,873	9,324
*	General Motors Co.	156,878	9,304
*	Uber Technologies Inc.	173,123	8,800
	Estee Lauder Cos. Inc. Class A	28,439	8,717
*	Ford Motor Co.	489,287	7,109
	Dollar General Corp.	30,770	6,245
	Ross Stores Inc.	43,830	5,540
	Electronic Arts Inc.	35,813	5,119
*	Aptiv plc	33,606	5,055
	eBay Inc.	81,326	4,951
*	Marriott International Inc. Class A	33,694	4,838
*	Chipotle Mexican Grill Inc. Class A	3,490	4,788
*	O'Reilly Automotive Inc.	8,801	4,710
*	Lululemon Athletica Inc.	14,253	4,606
*	Southwest Airlines Co.	73,926	4,543
	Yum! Brands Inc.	37,777	4,532
*	Hilton Worldwide Holdings Inc.	34,209	4,285
*	Spotify Technology SA	16,815	4,062
*	AutoZone Inc.	2,856	4,017
	DR Horton Inc.	41,491	3,954
*	Delta Air Lines Inc.	79,822	3,806
*	Peloton Interactive Inc. Class A	31,894	3,518
	Lennar Corp. Class A	35,314	3,496
	Yum China Holdings Inc.	50,257	3,399
	Best Buy Co. Inc.	28,645	3,330
*	Copart Inc.	25,761	3,323
	VF Corp.	40,451	3,225
*	Expedia Group Inc.	17,372	3,074
*	Trade Desk Inc. Class A	5,161	3,035
	ViacomCBS Inc. Class B	70,666	2,998
*	Dollar Tree Inc.	29,458	2,872
*	Wayfair Inc. Class A	8,906	2,730
*	Take-Two Interactive Software Inc.	14,350	2,663
	Garmin Ltd.	18,653	2,653
*	Burlington Stores Inc.	8,116	2,624
	Tractor Supply Co.	14,425	2,621
	MGM Resorts International	58,758	2,519
*	Etsy Inc.	14,854	2,447
*	Las Vegas Sands Corp.	41,835	2,416
*	CarMax Inc.	20,494	2,361
	Darden Restaurants Inc.	16,286	2,333
*	Ulta Beauty Inc.	6,754	2,333
	Genuine Parts Co.	17,671	2,317
*	Royal Caribbean Cruises Ltd.	24,615	2,296
*	United Airlines Holdings Inc.	39,093	2,281
*	Carnival Corp.	76,090	2,249
	Omnicom Group Inc.	26,508	2,180

		Shares	Market Value ($000)
	Pool Corp.	4,890	2,135
*	NVR Inc.	429	2,097
	Domino's Pizza Inc.	4,908	2,095
	L Brands Inc.	28,770	2,010
*	LKQ Corp.	37,943	1,934
	PulteGroup Inc.	33,360	1,928
*	American Airlines Group Inc.	77,494	1,878
*	Carvana Co. Class A	7,011	1,858
	Whirlpool Corp.	7,750	1,837
*	Lyft Inc. Class A	31,636	1,806
*	Wynn Resorts Ltd.	13,116	1,730
	Interpublic Group of Cos. Inc.	48,694	1,640
	Williams-Sonoma Inc.	9,637	1,634
*	Vail Resorts Inc.	4,973	1,626
*	Live Nation Entertainment Inc.	17,891	1,612
	Fox Corp. Class A	42,056	1,571
	BorgWarner Inc.	30,602	1,570
*	Tapestry Inc.	34,864	1,565
	Advance Auto Parts Inc.	8,163	1,549
	Hasbro Inc.	15,922	1,528
*	Norwegian Cruise Line Holdings Ltd.	45,700	1,458
	Lear Corp.	7,481	1,446
	Newell Brands Inc.	47,957	1,376
*	Five Below Inc.	6,878	1,266
	News Corp. Class A	46,319	1,250
*	Chegg Inc.	16,198	1,246
	Nielsen Holdings plc	44,958	1,223
*	Zynga Inc. Class A	111,788	1,212
*	Floor & Decor Holdings Inc. Class A	11,688	1,149
*	Discovery Inc. Class C	38,215	1,148
	Service Corp. International	21,171	1,122
	Kohl's Corp.	19,928	1,106
*	Liberty Media Corp.- Liberty Formula One Class C	24,654	1,101
	Gentex Corp.	30,572	1,085
	Aramark	28,588	1,068
*	Alaska Air Group Inc.	15,133	1,047
*	Bright Horizons Family Solutions Inc.	7,567	1,046
*	PVH Corp.	8,871	1,019
*	Capri Holdings Ltd.	17,802	1,010
*	Liberty Media Corp.- Liberty SiriusXM Class C	22,290	970
*	IAA Inc.	16,942	965
	Polaris Inc.	7,304	958
	Rollins Inc.	27,856	950
	Harley-Davidson Inc.	19,362	938
	Leggett & Platt Inc.	16,519	909
	Toll Brothers Inc.	13,887	906
*	Mattel Inc.	42,600	904
	Tempur Sealy International Inc.	23,443	903
	Wyndham Hotels & Resorts Inc.	11,537	866
	New York Times Co. Class A	20,185	864
[1]	Sirius XM Holdings Inc.	137,980	862
	Hanesbrands Inc.	43,551	851
*	Terminix Global Holdings Inc.	16,811	829
	Foot Locker Inc.	12,868	814
	Thor Industries Inc.	6,604	812
*	JetBlue Airways Corp.	40,107	806
*	Planet Fitness Inc. Class A	10,231	806
	Nexstar Media Group Inc. Class A	5,291	804

		Shares	Market Value ($000)
*	Skechers USA Inc. Class A	16,868	801
	Dick's Sporting Goods Inc.	7,874	768
	Gap Inc.	22,827	764
*	AutoNation Inc.	7,095	725
	Ralph Lauren Corp. Class A	5,813	721
	Fox Corp. Class B	19,628	712
	Travel + Leisure Co.	10,620	692
*	Discovery Inc. Class A	20,264	651
	Qurate Retail Inc. Series A	47,547	648
	AMERCO	1,112	639
*	Ollie's Bargain Outlet Holdings Inc.	6,882	595
*	frontdoor Inc.	10,862	583
	H&R Block Inc.	22,869	568
	Carter's Inc.	5,331	545
*	Grand Canyon Education Inc.	5,963	542
*	TripAdvisor Inc.	12,477	542
*	Sabre Corp.	38,979	540
	Choice Hotels International Inc.	4,458	539
*	Under Armour Inc. Class A	23,125	522
	Wendy's Co.	22,419	521
*	Under Armour Inc. Class C	24,693	471
*	Nordstrom Inc.	13,752	461
	News Corp. Class B	17,811	458
	Extended Stay America Inc.	22,697	447
*	Liberty Media Corp.- Liberty SiriusXM Class A	10,048	439
*	Madison Square Garden Sports Corp.	2,362	437
*	Six Flags Entertainment Corp.	9,498	431
	Columbia Sportswear Co.	3,701	380
*	Hyatt Hotels Corp. Class A	4,449	347
	Penske Automotive Group Inc.	4,042	346
	Graham Holdings Co. Class B	506	335
	John Wiley & Sons Inc. Class A	5,255	333
	World Wrestling Entertainment Inc. Class A	5,861	327
*	Coty Inc. Class A	35,871	320
*	Copa Holdings SA Class A	3,889	320
*	2U Inc.	8,612	314
*	Leslie's Inc.	9,212	269
*	Playtika Holding Corp.	9,438	259
*	Lions Gate Entertainment Corp. Class B	14,105	245
*	Madison Square Garden Entertainment Corp.	2,386	213
*	Petco Health & Wellness Co. Inc. Class A	8,195	186
*	Lions Gate Entertainment Corp. Class A	7,525	147
*	Liberty Media Corp.- Liberty Formula One Class A	3,617	145
*	Driven Brands Holdings Inc.	4,515	134
*	Roblox Corp. Class A	502	47
	ViacomCBS Inc. Class A	939	44
	Lennar Corp. Class B	182	14
*	Endeavor Group Holdings Inc. Class A	159	5
			787,246
Consumer Staples (5.1%)
	Procter & Gamble Co.	306,130	41,282
	Coca-Cola Co.	485,734	26,856
	PepsiCo Inc.	174,405	25,801
	Philip Morris International Inc.	195,447	18,847
	CVS Health Corp.	164,221	14,195
	Altria Group Inc.	233,563	11,496
	Mondelez International Inc. Class A	175,429	11,145
	Colgate-Palmolive Co.	105,749	8,860

		Shares	Market Value ($000)
	Kimberly-Clark Corp.	42,610	5,566
	Sysco Corp.	60,802	4,925
	Constellation Brands Inc. Class A	20,282	4,862
	General Mills Inc.	76,221	4,791
	Walgreens Boots Alliance Inc.	90,864	4,785
	Archer-Daniels-Midland Co.	69,502	4,624
*	Monster Beverage Corp.	46,317	4,366
	Corteva Inc.	94,102	4,282
	McKesson Corp.	19,973	3,843
	Kraft Heinz Co.	81,239	3,541
	Kroger Co.	95,199	3,520
	Keurig Dr Pepper Inc.	87,887	3,248
	Hershey Co.	18,491	3,200
	Tyson Foods Inc. Class A	36,172	2,876
	Clorox Co.	15,865	2,804
	McCormick & Co. Inc.	31,131	2,772
	Church & Dwight Co. Inc.	31,248	2,679
	Conagra Brands Inc.	60,939	2,322
	AmerisourceBergen Corp. Class A	18,303	2,100
	Kellogg Co.	31,548	2,066
	Brown-Forman Corp. Class B	24,498	1,969
	J M Smucker Co.	13,941	1,858
	Hormel Foods Corp.	34,743	1,686
	Lamb Weston Holdings Inc.	18,270	1,507
	Bunge Ltd.	16,972	1,473
*	Molson Coors Beverage Co. Class B	22,120	1,290
	Campbell Soup Co.	24,722	1,203
*	Boston Beer Co. Inc. Class A	1,112	1,177
*	U.S. Foods Holding Corp	27,400	1,067
	Casey's General Stores Inc.	4,627	1,022
*,1	Beyond Meat Inc.	6,493	944
*	Post Holdings Inc.	7,476	864
	Ingredion Inc.	8,337	791
*	Herbalife Nutrition Ltd.	11,113	584
	Flowers Foods Inc.	24,185	583
	Spectrum Brands Holdings Inc.	5,272	469
*	Hain Celestial Group Inc.	10,719	437
*	Sprouts Farmers Market Inc.	15,244	405
	Energizer Holdings Inc.	8,419	388
	Nu Skin Enterprises Inc. Class A	6,138	369
[1]	Albertsons Cos. Inc. Class A	19,104	367
*	TreeHouse Foods Inc.	6,988	340
*	Grocery Outlet Holding Corp.	9,264	316
	Brown-Forman Corp. Class A	3,571	268
	Reynolds Consumer Products Inc.	6,488	196
*	Pilgrim's Pride Corp.	6,604	159
	Seaboard Corp.	30	110
			253,496
Energy (2.7%)
	Exxon Mobil Corp.	531,663	31,033
	Chevron Corp.	242,519	25,171
	ConocoPhillips	170,590	9,509
	EOG Resources Inc.	73,099	5,873
	Schlumberger NV	174,572	5,469
	Marathon Petroleum Corp.	81,139	5,014
	Phillips 66	54,737	4,610
	Kinder Morgan Inc.	244,133	4,477
	Valero Energy Corp.	51,210	4,117

		Shares	Market Value ($000)
	Williams Cos. Inc.	152,739	4,023
	Pioneer Natural Resources Co.	25,332	3,855
	ONEOK Inc.	55,644	2,935
	Hess Corp.	34,309	2,876
	Occidental Petroleum Corp.	105,631	2,742
	Halliburton Co.	111,628	2,506
*	Cheniere Energy Inc.	29,006	2,463
	Baker Hughes Co. Class A	81,845	1,997
	Devon Energy Corp.	73,525	1,953
*	Enphase Energy Inc.	13,245	1,895
	Diamondback Energy Inc.	21,319	1,707
*	SolarEdge Technologies Inc.	6,172	1,592
	Marathon Oil Corp.	98,616	1,194
	Targa Resources Corp.	28,588	1,111
	APA Corp.	47,756	993
*	First Solar Inc.	11,447	871
	Cimarex Energy Co.	12,469	845
	Cabot Oil & Gas Corp.	49,374	810
*	NOV Inc.	47,933	773
*	EQT Corp.	34,297	716
	HollyFrontier Corp.	18,420	598
	Equitrans Midstream Corp.	51,044	421
	Murphy Oil Corp.	17,908	388
	Helmerich & Payne Inc.	13,052	369
	Antero Midstream Corp.	36,981	355
	Continental Resources Inc.	9,770	318
*	Shoals Technologies Group Inc. Class A	10,935	302
*	Array Technologies Inc.	15,616	255
			136,136
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	236,317	68,400
	JPMorgan Chase & Co.	380,547	62,501
	Bank of America Corp.	971,793	41,194
	Wells Fargo & Co.	476,778	22,275
	Citigroup Inc.	261,600	20,591
	BlackRock Inc.	18,485	16,212
	Morgan Stanley	175,539	15,965
	Goldman Sachs Group Inc.	41,612	15,481
	Charles Schwab Corp.	172,993	12,776
	S&P Global Inc.	30,238	11,474
	Truist Financial Corp.	169,177	10,452
	U.S. Bancorp	170,715	10,376
	PNC Financial Services Group Inc.	53,261	10,369
	CME Group Inc.	44,574	9,751
	Chubb Ltd.	56,434	9,593
	Marsh & McLennan Cos. Inc.	63,476	8,782
	Intercontinental Exchange Inc.	69,513	7,847
	Progressive Corp.	73,368	7,269
	Aon plc Class A	28,444	7,207
	Moody's Corp.	20,384	6,836
	MetLife Inc.	94,893	6,202
	American International Group Inc.	108,157	5,715
	T Rowe Price Group Inc.	28,357	5,426
	Prudential Financial Inc.	49,565	5,302
	Bank of New York Mellon Corp.	100,244	5,221
	Allstate Corp.	38,053	5,198
	Travelers Cos. Inc.	31,694	5,062
	Aflac Inc.	85,787	4,862

		Shares	Market Value ($000)
	MSCI Inc. Class A	10,084	4,721
	Discover Financial Services	38,412	4,504
	Willis Towers Watson plc	16,144	4,219
	First Republic Bank	21,691	4,153
	Ameriprise Financial Inc.	14,824	3,852
	State Street Corp.	44,152	3,840
	KKR & Co. Inc.	68,133	3,794
	Fifth Third Bancorp	89,257	3,761
*	SVB Financial Group	6,447	3,758
	Arthur J Gallagher & Co.	25,053	3,673
	Hartford Financial Services Group Inc.	44,933	2,936
	Northern Trust Corp.	24,158	2,928
	Regions Financial Corp.	119,908	2,807
	KeyCorp.	121,244	2,793
	Citizens Financial Group Inc.	53,447	2,667
	Ally Financial Inc.	46,934	2,568
	M&T Bank Corp.	15,982	2,568
	Nasdaq Inc.	14,331	2,400
	Cincinnati Financial Corp.	18,832	2,292
	Broadridge Financial Solutions Inc.	14,322	2,284
	Principal Financial Group Inc.	34,237	2,239
	MarketAxess Holdings Inc.	4,645	2,167
*	Markel Corp.	1,687	2,067
	Raymond James Financial Inc.	15,313	2,030
	Huntington Bancshares Inc.	127,263	2,018
*	Arch Capital Group Ltd.	49,105	1,959
	Signature Bank	7,084	1,769
	Lincoln National Corp.	24,330	1,698
	Loews Corp.	28,570	1,668
	Annaly Capital Management Inc.	176,004	1,632
	Fidelity National Financial Inc.	34,598	1,626
	Equitable Holdings Inc.	50,145	1,592
	Brown & Brown Inc.	29,520	1,550
	FactSet Research Systems Inc.	4,629	1,548
	Cboe Global Markets Inc.	13,574	1,511
	LPL Financial Holdings Inc.	9,930	1,468
	W R Berkley Corp.	17,464	1,362
	Globe Life Inc.	12,919	1,362
	Comerica Inc.	17,322	1,360
	Invesco Ltd.	47,474	1,354
	East West Bancorp Inc.	17,730	1,326
	First Horizon Corp.	68,216	1,301
	Everest Re Group Ltd.	4,936	1,283
	AGNC Investment Corp.	67,578	1,253
	Alleghany Corp.	1,736	1,244
	Western Alliance Bancorp	12,375	1,238
	Apollo Global Management Inc. Class A	21,293	1,221
	Franklin Resources Inc.	34,998	1,197
	American Financial Group Inc.	8,983	1,195
	Assurant Inc.	7,401	1,193
	Zions Bancorp NA	20,125	1,165
	Reinsurance Group of America Inc.	8,526	1,075
	Commerce Bancshares Inc.	13,257	1,032
	Voya Financial Inc.	15,499	1,016
	People's United Financial Inc.	52,671	996
	RenaissanceRe Holdings Ltd.	6,400	986
	SLM Corp.	47,140	955
	Old Republic International Corp.	35,914	943

		Shares	Market Value ($000)
	Affiliated Managers Group Inc.	5,600	918
	TCF Financial Corp.	19,176	911
	Synovus Financial Corp.	18,403	904
	SEI Investments Co.	14,036	890
*	Athene Holding Ltd. Class A	14,171	888
	Jefferies Financial Group Inc.	27,523	884
	Tradeweb Markets Inc. Class A	10,510	881
	First American Financial Corp.	13,667	879
	Starwood Property Trust Inc.	33,994	863
	Popular Inc.	10,350	845
	Cullen/Frost Bankers Inc.	6,992	844
	Prosperity Bancshares Inc.	11,072	833
	Pinnacle Financial Partners Inc.	9,145	831
	Primerica Inc.	4,984	808
	Unum Group	25,164	779
	Evercore Inc. Class A	5,003	730
	Ares Management Corp. Class A	13,097	723
	First Citizens BancShares Inc. Class A	818	704
	New York Community Bancorp Inc. (XNYS)	57,132	684
	PacWest Bancorp	14,555	657
	Webster Financial Corp.	11,489	651
	Morningstar Inc.	2,753	650
	Carlyle Group Inc.	14,884	650
	Bank OZK	15,145	647
	Erie Indemnity Co. Class A	3,209	645
	Sterling Bancorp	23,896	637
	Hanover Insurance Group Inc.	4,496	627
	MGIC Investment Corp.	42,516	626
	Interactive Brokers Group Inc. Class A	9,090	611
	New Residential Investment Corp.	57,676	610
	Lazard Ltd. Class A	12,643	597
	Kemper Corp.	7,852	588
	OneMain Holdings Inc.	10,128	586
	Axis Capital Holdings Ltd.	10,580	568
	Wintrust Financial Corp.	6,917	556
*	Brighthouse Financial Inc.	11,067	539
	FNB Corp.	39,661	532
	Umpqua Holdings Corp.	27,411	523
*	Credit Acceptance Corp.	1,153	516
	Assured Guaranty Ltd.	9,788	466
	First Hawaiian Inc.	16,237	457
	White Mountains Insurance Group Ltd.	378	451
	Associated Banc-Corp.	19,112	439
	Bank of Hawaii Corp.	4,830	433
*,1	Lemonade Inc.	4,108	372
	BOK Financial Corp.	3,929	358
	Santander Consumer USA Holdings Inc.	9,182	348
*	LendingTree Inc.	1,355	278
*,1	Upstart Holdings Inc.	1,684	250
	Virtu Financial Inc. Class A	8,059	245
	Rocket Cos. Inc. Class A	13,424	238
	Mercury General Corp.	3,284	209
	CNA Financial Corp.	3,361	161
	American National Group Inc.	919	138
	TFS Financial Corp.	5,975	132
*	Coinbase Global Inc. Class A	526	124
*	GoHealth Inc. Class A	5,660	64
			572,434

		Shares	Market Value ($000)
Health Care (12.5%)
	Johnson & Johnson	331,264	56,066
	UnitedHealth Group Inc.	118,588	48,849
	Pfizer Inc.	698,604	27,057
	Abbott Laboratories	217,107	25,326
	AbbVie Inc.	221,334	25,055
	Merck & Co. Inc.	317,370	24,085
	Thermo Fisher Scientific Inc.	49,603	23,289
	Medtronic plc	168,450	21,324
	Eli Lilly & Co.	105,819	21,136
	Danaher Corp.	78,631	20,141
	Bristol-Myers Squibb Co.	284,423	18,692
	Amgen Inc.	73,191	17,415
	Anthem Inc.	31,267	12,451
*	Intuitive Surgical Inc.	14,533	12,239
	Cigna Corp.	43,194	11,181
	Stryker Corp.	43,482	11,100
	Zoetis Inc.	59,698	10,547
	Gilead Sciences Inc.	157,783	10,431
	Becton Dickinson and Co.	36,184	8,753
*	Boston Scientific Corp.	179,365	7,632
*	Illumina Inc.	18,421	7,472
*	Edwards Lifesciences Corp.	77,378	7,421
	HCA Healthcare Inc.	33,456	7,186
	Humana Inc.	16,173	7,079
*	Vertex Pharmaceuticals Inc.	32,614	6,804
*	Moderna Inc.	35,813	6,626
*	Regeneron Pharmaceuticals Inc.	12,151	6,105
*	IDEXX Laboratories Inc.	10,543	5,884
*	Align Technology Inc.	9,789	5,777
*	IQVIA Holdings Inc.	23,810	5,718
*	Centene Corp.	72,110	5,307
	Agilent Technologies Inc.	38,199	5,276
	Baxter International Inc.	63,885	5,246
*	Biogen Inc.	19,070	5,101
*	Veeva Systems Inc. Class A	16,959	4,941
*	Alexion Pharmaceuticals Inc.	26,688	4,712
	Zimmer Biomet Holdings Inc.	25,948	4,368
*	DexCom Inc.	11,548	4,266
	ResMed Inc.	18,026	3,711
*	Laboratory Corp. of America Holdings	12,167	3,340
	West Pharmaceutical Services Inc.	9,211	3,201
	Cerner Corp.	38,227	2,991
*	Novocure Ltd.	12,626	2,576
*	Seagen Inc.	15,820	2,458
	Cooper Cos. Inc.	6,076	2,391
	Teleflex Inc.	5,848	2,352
	Viatris Inc.	151,117	2,303
*	Horizon Therapeutics plc	24,393	2,236
*	Insulet Corp.	8,197	2,210
	Quest Diagnostics Inc.	16,767	2,208
*	Catalent Inc.	20,322	2,130
*	Charles River Laboratories International Inc.	6,149	2,078
	Cardinal Health Inc.	36,730	2,059
*	Alnylam Pharmaceuticals Inc.	14,496	2,058
*	Exact Sciences Corp.	18,559	2,051
*	Elanco Animal Health Inc. (XNYS)	56,716	2,041
	PerkinElmer Inc.	13,969	2,026

		Shares	Market Value ($000)
*	Hologic Inc.	32,051	2,021
*	Teladoc Health Inc.	13,423	2,021
	STERIS plc	10,558	2,015
*	Avantor Inc.	62,312	2,003
	Bio-Techne Corp.	4,826	1,997
*	Incyte Corp.	23,159	1,940
*	Molina Healthcare Inc.	7,332	1,843
	DENTSPLY SIRONA Inc.	27,502	1,840
*	BioMarin Pharmaceutical Inc.	22,700	1,755
	Royalty Pharma plc Class A	40,139	1,610
*	ABIOMED Inc.	5,590	1,591
*	Bio-Rad Laboratories Inc. Class A	2,631	1,585
	Universal Health Services Inc. Class B	9,187	1,466
*	QIAGEN NV	28,293	1,397
*	Henry Schein Inc.	17,841	1,357
*	PRA Health Sciences Inc.	7,924	1,354
*	Masimo Corp.	6,117	1,319
*	Jazz Pharmaceuticals plc	7,299	1,300
*	10X Genomics Inc. Class A	7,202	1,296
*	Guardant Health Inc.	10,249	1,272
*	Repligen Corp.	6,839	1,249
*	DaVita Inc.	9,432	1,132
*	Neurocrine Biosciences Inc.	11,610	1,117
	Encompass Health Corp.	12,229	1,049
*	Amedisys Inc.	4,036	1,043
*	Penumbra Inc.	4,175	1,040
*	United Therapeutics Corp.	5,431	1,010
*	Syneos Health Inc.	11,032	970
	Chemed Corp.	1,952	959
	Hill-Rom Holdings Inc.	8,408	936
*	PPD Inc.	19,950	920
	Bruker Corp.	13,081	908
*	Envista Holdings Corp.	20,139	879
*	Exelixis Inc.	38,068	858
*	Acceleron Pharma Inc.	6,387	836
	Perrigo Co. plc	17,293	798
*	Acadia Healthcare Co. Inc.	11,213	722
*	Sarepta Therapeutics Inc.	9,550	722
*	Oak Street Health Inc.	11,925	720
*	Globus Medical Inc. Class A	9,502	685
*	Tandem Diabetes Care Inc.	7,711	658
*	Integra LifeSciences Holdings Corp.	9,033	624
*	Ionis Pharmaceuticals Inc.	16,531	616
*	Quidel Corp.	4,732	559
*	ICU Medical Inc.	2,485	517
	Premier Inc. Class A	14,916	492
*	Alkermes plc	20,193	458
*	Sage Therapeutics Inc.	6,408	446
*	Reata Pharmaceuticals Inc. Class A	3,254	445
*	Agios Pharmaceuticals Inc.	7,851	438
*	Nektar Therapeutics Class A	21,924	396
*	Maravai LifeSciences Holdings Inc. Class A	10,542	396
*	Adaptive Biotechnologies Corp.	9,880	374
*	Haemonetics Corp.	6,318	357
*	Iovance Biotherapeutics Inc.	17,059	317
*	ACADIA Pharmaceuticals Inc.	13,897	310
*	Global Blood Therapeutics Inc.	7,181	276
*	Bluebird Bio Inc.	7,969	248

		Shares	Market Value ($000)
*	Sotera Health Co.	9,744	235
*	Certara Inc.	6,074	160
*	Berkeley Lights Inc.	3,070	134
*	American Well Corp. Class A	6,827	85
*	Sana Biotechnology Inc.	3,332	70
*	Signify Health Inc. Class A	2,757	70
			624,694
Industrials (14.3%)
	Visa Inc. Class A	212,103	48,211
	Mastercard Inc. Class A	110,820	39,959
*	PayPal Holdings Inc.	147,531	38,361
	Accenture plc Class A	80,057	22,589
	Honeywell International Inc.	88,166	20,358
	United Parcel Service Inc. Class B	89,991	19,312
	Union Pacific Corp.	84,191	18,920
*	Boeing Co.	67,080	16,570
	Caterpillar Inc.	68,019	16,398
	Raytheon Technologies Corp.	179,067	15,885
	General Electric Co.	1,091,595	15,348
	3M Co.	70,577	14,330
	American Express Co.	82,131	13,152
	Deere & Co.	35,413	12,788
	Lockheed Martin Corp.	31,080	11,879
	Fidelity National Information Services Inc.	77,531	11,551
	Automatic Data Processing Inc.	53,972	10,580
*	Square Inc. Class A	46,389	10,322
	FedEx Corp.	30,788	9,692
	CSX Corp.	95,784	9,590
	Illinois Tool Works Inc.	39,511	9,157
	Capital One Financial Corp.	56,817	9,135
	Norfolk Southern Corp.	31,608	8,879
	Sherwin-Williams Co.	31,041	8,801
*	Fiserv Inc.	74,039	8,529
	Eaton Corp. plc	50,210	7,293
	Global Payments Inc.	37,369	7,239
	Northrop Grumman Corp.	19,622	7,179
	Emerson Electric Co.	74,714	7,149
	Johnson Controls International plc	91,199	6,068
	General Dynamics Corp.	31,841	6,047
	L3Harris Technologies Inc.	26,324	5,740
	DuPont de Nemours Inc.	67,492	5,709
	Trane Technologies plc	29,947	5,582
	PPG Industries Inc.	29,597	5,319
	IHS Markit Ltd.	49,782	5,243
	Carrier Global Corp.	108,901	5,002
	Parker-Hannifin Corp.	16,054	4,947
	Cummins Inc.	18,494	4,758
*	TransDigm Group Inc.	6,630	4,302
	Stanley Black & Decker Inc.	19,364	4,198
	Paychex Inc.	40,273	4,073
	Otis Worldwide Corp.	51,192	4,010
	Cintas Corp.	11,081	3,918
	PACCAR Inc.	42,589	3,899
	AMETEK Inc.	28,733	3,882
	Rockwell Automation Inc.	14,536	3,833
*	Mettler-Toledo International Inc.	2,895	3,766
	Equifax Inc.	15,168	3,565
	Synchrony Financial	73,082	3,465

		Shares	Market Value ($000)
	Verisk Analytics Inc. Class A	19,946	3,447
	Kansas City Southern	11,400	3,394
*	Keysight Technologies Inc.	23,430	3,336
	Ball Corp.	40,032	3,289
*	Zebra Technologies Corp. Class A	6,578	3,270
	Old Dominion Freight Line Inc.	12,240	3,249
	Vulcan Materials Co.	16,596	3,042
*	United Rentals Inc.	9,047	3,021
*	FleetCor Technologies Inc.	10,361	2,843
	Martin Marietta Materials Inc.	7,800	2,836
	Dover Corp.	18,083	2,722
	Fortive Corp.	37,430	2,714
	Expeditors International of Washington Inc.	21,158	2,659
	Xylem Inc.	22,335	2,638
	TransUnion	23,736	2,540
	WW Grainger Inc.	5,486	2,535
*	Generac Holdings Inc.	7,692	2,529
*	Waters Corp.	7,711	2,485
*	Trimble Inc.	31,412	2,444
*	Teledyne Technologies Inc.	5,695	2,389
	Amcor plc	197,674	2,333
	Jacobs Engineering Group Inc.	16,201	2,302
*	Ingersoll Rand Inc.	43,445	2,157
	IDEX Corp.	9,465	2,107
	Textron Inc.	28,502	1,952
	Masco Corp.	32,066	1,934
	Westrock Co.	32,634	1,903
	Westinghouse Air Brake Technologies Corp.	22,847	1,891
	JB Hunt Transport Services Inc.	10,489	1,799
	Fortune Brands Home & Security Inc.	17,257	1,780
*	Fair Isaac Corp.	3,493	1,768
	Packaging Corp. of America	11,810	1,756
*	Howmet Aerospace Inc.	49,416	1,753
	Snap-on Inc.	6,705	1,707
*	StoneCo. Ltd. Class A	25,307	1,670
	Crown Holdings Inc.	16,161	1,668
*	XPO Logistics Inc.	11,353	1,668
	Cognex Corp.	20,893	1,659
	Quanta Services Inc.	17,186	1,639
	Allegion plc	11,505	1,616
	CH Robinson Worldwide Inc.	16,574	1,608
	Nordson Corp.	7,193	1,595
	Graco Inc.	20,612	1,561
	Lennox International Inc.	4,369	1,529
*	Mohawk Industries Inc.	7,225	1,522
	RPM International Inc.	15,997	1,496
	Toro Co.	13,348	1,483
	Jack Henry & Associates Inc.	9,576	1,476
	Booz Allen Hamilton Holding Corp. Class A	17,110	1,453
	Owens Corning	13,521	1,442
	Pentair plc	20,705	1,428
*	Trex Co. Inc.	14,419	1,405
*	Bill.Com Holdings Inc.	9,280	1,382
	HEICO Corp. Class A	9,862	1,306
	MKS Instruments Inc.	6,835	1,287
	Hubbell Inc. Class B	6,728	1,283
	Carlisle Cos. Inc.	6,638	1,277
	Western Union Co.	51,133	1,251

		Shares	Market Value ($000)
	Robert Half International Inc.	13,738	1,220
	A O Smith Corp.	16,800	1,194
	Watsco Inc.	4,054	1,181
	AptarGroup Inc.	8,007	1,180
*	Sensata Technologies Holding plc	19,398	1,153
*	Berry Global Group Inc.	16,770	1,144
*	AECOM	17,498	1,138
*	Middleby Corp.	6,901	1,134
	Oshkosh Corp.	8,438	1,109
	Sealed Air Corp.	19,451	1,106
*	Axon Enterprise Inc.	7,838	1,102
*	WEX Inc.	5,580	1,093
	Huntington Ingalls Industries Inc.	5,015	1,084
	Genpact Ltd.	23,424	1,071
	AGCO Corp.	7,732	1,070
	ITT Inc.	10,831	1,017
	Brunswick Corp.	9,795	1,001
	Donaldson Co. Inc.	16,031	987
*	Euronet Worldwide Inc.	6,366	953
	Lincoln Electric Holdings Inc.	7,065	908
	Woodward Inc.	7,031	894
	ManpowerGroup Inc.	7,372	892
	Sonoco Products Co.	12,731	860
*	Axalta Coating Systems Ltd.	26,284	853
	MDU Resources Group Inc.	24,757	833
	Acuity Brands Inc.	4,431	823
*	Paylocity Holding Corp.	4,816	818
*	Coherent Inc.	3,083	810
	Landstar System Inc.	4,718	804
	HEICO Corp.	5,471	768
	Eagle Materials Inc.	5,216	766
	Littelfuse Inc.	2,910	760
	MSA Safety Inc.	4,504	757
	Knight-Swift Transportation Holdings Inc.	15,552	742
	BWX Technologies Inc.	11,798	738
	Regal Beloit Corp.	5,098	725
	CoreLogic Inc.	9,043	719
	Alliance Data Systems Corp.	5,813	704
	Flowserve Corp.	16,243	689
	Vontier Corp.	19,432	682
	Curtiss-Wright Corp.	5,309	665
	Armstrong World Industries Inc.	6,084	647
	Spirit AeroSystems Holdings Inc. Class A	13,112	645
	Valmont Industries Inc.	2,602	645
	nVent Electric plc	19,835	645
	Air Lease Corp. Class A	13,173	620
*	Colfax Corp.	13,844	612
	Allison Transmission Holdings Inc.	14,075	596
*	FTI Consulting Inc.	4,324	595
	Crane Co.	6,179	590
	Graphic Packaging Holding Co.	32,863	581
*	AZEK Co. Inc. Class A	12,527	545
	MSC Industrial Direct Co. Inc. Class A	5,731	541
	Ryder System Inc.	6,595	539
*	Kirby Corp.	7,628	498
*	Mercury Systems Inc.	6,728	440
	Silgan Holdings Inc.	10,110	426
	Macquarie Infrastructure Corp.	9,054	316

		Shares	Market Value ($000)
	Trinity Industries Inc.	11,271	313
*,1	Virgin Galactic Holdings Inc.	8,337	260
	ADT Inc.	18,188	188
	Schneider National Inc. Class B	7,105	174
*	Gates Industrial Corp. plc	8,160	148
	Ardagh Group SA	1,975	49
*	Affirm Holdings Inc.	152	9
			715,479
Real Estate (3.3%)
	American Tower Corp.	56,520	14,439
	Prologis Inc.	92,374	10,885
	Crown Castle International Corp.	52,155	9,883
	Equinix Inc.	11,148	8,213
	Public Storage	18,885	5,335
	Digital Realty Trust Inc.	35,015	5,307
	Simon Property Group Inc.	40,999	5,268
*	CoStar Group Inc.	4,891	4,177
	SBA Communications Corp. Class A	13,875	4,136
	Welltower Inc.	52,505	3,926
*	CBRE Group Inc. Class A	41,829	3,672
	AvalonBay Communities Inc.	17,602	3,643
	Equity Residential	46,136	3,573
	Weyerhaeuser Co.	93,572	3,552
	Realty Income Corp.	46,967	3,213
	Alexandria Real Estate Equities Inc.	17,033	3,036
	Ventas Inc.	46,962	2,604
	Invitation Homes Inc.	70,018	2,540
	Essex Property Trust Inc.	8,161	2,410
	Extra Space Storage Inc.	16,019	2,400
	Mid-America Apartment Communities Inc.	14,329	2,303
	Boston Properties Inc.	19,563	2,300
	Healthpeak Properties Inc.	67,657	2,258
	Sun Communities Inc.	13,236	2,216
	Duke Realty Corp.	46,396	2,156
*	Zillow Group Inc. Class C	18,099	2,123
	VICI Properties Inc.	67,113	2,089
	UDR Inc.	36,673	1,747
	WP Carey Inc.	21,907	1,653
	Iron Mountain Inc.	36,117	1,573
	Equity LifeStyle Properties Inc.	21,796	1,544
	Medical Properties Trust Inc.	72,362	1,532
*	Host Hotels & Resorts Inc.	87,375	1,500
	Camden Property Trust	11,835	1,484
	Regency Centers Corp.	21,087	1,362
*	Jones Lang LaSalle Inc.	6,490	1,313
	American Homes 4 Rent Class A	34,392	1,309
	VEREIT Inc.	27,360	1,301
	Gaming and Leisure Properties Inc.	27,083	1,256
	Americold Realty Trust	30,026	1,142
	Lamar Advertising Co. Class A	10,769	1,129
	Kimco Realty Corp.	52,254	1,113
	CyrusOne Inc.	14,957	1,103
	Federal Realty Investment Trust	9,520	1,088
	CubeSmart	24,485	1,072
	Omega Healthcare Investors Inc.	28,802	1,055
	Vornado Realty Trust	22,102	1,045
	STORE Capital Corp.	30,111	1,036
	Kilroy Realty Corp.	14,487	1,017

		Shares	Market Value ($000)
	National Retail Properties Inc.	21,873	1,014
	Rexford Industrial Realty Inc.	16,631	918
	Life Storage Inc.	9,184	913
*	Zillow Group Inc. Class A	7,470	884
	Apartment Income REIT Corp.	18,826	877
	Brixmor Property Group Inc.	37,638	855
	First Industrial Realty Trust Inc.	16,142	817
	American Campus Communities Inc.	17,031	803
	Healthcare Trust of America Inc. Class A	26,860	736
	Douglas Emmett Inc.	20,624	716
	SL Green Realty Corp.	8,916	706
	Cousins Properties Inc.	18,892	701
	Spirit Realty Capital Inc.	14,500	685
	Rayonier Inc.	16,865	644
*	Park Hotels & Resorts Inc.	29,419	612
	CoreSite Realty Corp.	5,016	608
	Highwoods Properties Inc.	12,769	583
	Hudson Pacific Properties Inc.	18,433	534
*	Howard Hughes Corp.	4,938	523
	Weingarten Realty Investors	15,174	497
	JBG SMITH Properties	15,208	490
*	EPR Properties	9,119	448
*	Outfront Media Inc.	18,022	431
	Apple Hospitality REIT Inc.	26,269	417
	Equity Commonwealth	14,483	397
	Corporate Office Properties Trust	13,835	382
	Brandywine Realty Trust	21,568	303
	Paramount Group Inc.	22,456	247
	Empire State Realty Trust Inc. Class A	18,389	218
	Apartment Investment and Management Co. Class A	17,746	125
	Brookfield Property REIT Inc. Class A	4,678	88
			164,203
Technology (26.5%)
	Apple Inc.	1,990,079	247,984
	Microsoft Corp.	940,731	234,882
*	Facebook Inc. Class A	301,651	99,162
*	Alphabet Inc. Class A	37,647	88,728
*	Alphabet Inc. Class C	36,587	88,232
	NVIDIA Corp.	74,157	48,186
*	Adobe Inc.	60,427	30,490
	Intel Corp.	515,382	29,439
*	salesforce.com Inc.	110,141	26,225
	Broadcom Inc.	49,605	23,430
	Texas Instruments Inc.	115,267	21,880
	QUALCOMM Inc.	141,356	19,018
	Oracle Corp.	231,470	18,226
	International Business Machines Corp.	111,601	16,042
	Applied Materials Inc.	115,062	15,893
	Intuit Inc.	31,645	13,895
*	Advanced Micro Devices Inc.	150,377	12,042
*	Micron Technology Inc.	139,658	11,751
	Lam Research Corp.	17,921	11,646
*	ServiceNow Inc.	24,421	11,573
*	Autodesk Inc.	27,533	7,871
	Analog Devices Inc.	46,155	7,597
*	Zoom Video Communications Inc. Class A	21,982	7,288
	KLA Corp.	19,462	6,167
*	Twilio Inc. Class A	18,036	6,060

		Shares	Market Value ($000)
	Roper Technologies Inc.	13,065	5,879
*	Twitter Inc.	97,798	5,672
*	Workday Inc. Class A	22,470	5,139
	Amphenol Corp. Class A	73,071	4,915
	Microchip Technology Inc.	31,315	4,915
*	Synopsys Inc.	18,965	4,824
	Cognizant Technology Solutions Corp. Class A	67,044	4,798
	HP Inc.	161,800	4,729
	Marvell Technology Inc.	97,464	4,707
*	DocuSign Inc. Class A	22,738	4,584
*	Cadence Design Systems Inc.	34,578	4,391
*	Palo Alto Networks Inc.	11,913	4,327
*	Crowdstrike Holdings Inc. Class A	19,428	4,316
	Corning Inc.	94,175	4,109
*	Match Group Inc.	28,082	4,026
	Xilinx Inc.	30,690	3,898
*	Atlassian Corp. plc Class A	16,505	3,850
*	Fortinet Inc.	16,682	3,646
*	ANSYS Inc.	10,764	3,638
	Skyworks Solutions Inc.	20,684	3,516
	Maxim Integrated Products Inc.	33,285	3,395
*	Pinterest Inc. Class A	50,377	3,290
*	Dell Technologies Inc. Class C	32,896	3,245
*	Okta Inc.	14,589	3,245
*	EPAM Systems Inc.	6,673	3,187
	CDW Corp.	17,807	2,946
*	Western Digital Corp.	38,307	2,882
*	VeriSign Inc.	12,702	2,793
	Teradyne Inc.	20,822	2,756
*	Slack Technologies Inc. Class A	61,848	2,724
*	HubSpot Inc.	5,209	2,627
*	Qorvo Inc.	14,361	2,624
*	RingCentral Inc. Class A	9,875	2,592
	Hewlett Packard Enterprise Co.	161,476	2,577
*	Gartner Inc.	10,837	2,512
*	Splunk Inc.	20,244	2,454
*	Akamai Technologies Inc.	20,022	2,287
	NetApp Inc.	27,876	2,157
	SS&C Technologies Holdings Inc.	28,299	2,090
*	Coupa Software Inc.	8,706	2,074
*	ON Semiconductor Corp.	50,860	2,036
*	Paycom Software Inc.	6,090	2,007
*	Tyler Technologies Inc.	4,955	1,998
*	Zendesk Inc.	14,472	1,978
*	MongoDB Inc.	6,554	1,913
	Entegris Inc.	16,698	1,911
	Monolithic Power Systems Inc.	5,547	1,903
*	Nuance Communications Inc.	35,763	1,892
	NortonLifeLock Inc.	67,655	1,871
	Citrix Systems Inc.	15,467	1,778
*	Zscaler Inc.	9,122	1,771
*	PTC Inc.	13,035	1,749
*	Datadog Inc. Class A	19,159	1,744
	Leidos Holdings Inc.	16,782	1,724
*	GoDaddy Inc. Class A	20,984	1,699
*	VMware Inc. Class A	10,110	1,596
*	IAC/Inter Active Corp.	9,377	1,495
*	F5 Networks Inc.	7,775	1,442

		Shares	Market Value ($000)
*	Five9 Inc.	7,810	1,383
*	Black Knight Inc.	18,811	1,381
*	Cree Inc.	13,744	1,375
*	Avalara Inc.	10,278	1,358
*	Ceridian HCM Holding Inc.	14,663	1,312
	Amdocs Ltd.	16,342	1,276
*	Proofpoint Inc.	7,100	1,227
*	Cloudflare Inc. Class A	14,697	1,206
*	DXC Technology Co.	31,536	1,196
*	Dynatrace Inc.	22,789	1,179
	Universal Display Corp.	5,436	1,173
*	Aspen Technology Inc.	8,508	1,161
*	Arrow Electronics Inc.	9,271	1,116
*	Manhattan Associates Inc.	7,911	1,076
*	Globant SA	4,862	1,059
	Jabil Inc.	18,478	1,043
*	Guidewire Software Inc.	10,495	1,026
*	Elastic NV	8,355	988
*	IPG Photonics Corp.	4,442	930
*	Anaplan Inc.	17,054	878
*	Dropbox Inc. Class A	31,069	850
*	Smartsheet Inc. Class A	14,237	841
	CDK Global Inc.	15,172	794
*	Concentrix Corp.	5,177	791
*	CACI International Inc. Class A	3,076	784
	Dolby Laboratories Inc. Class A	8,026	783
*	NCR Corp.	15,981	770
*	Nutanix Inc. Class A	23,834	751
	Vertiv Holdings Co. Class A	29,423	730
*	Change Healthcare Inc.	29,904	701
*	Grubhub Inc.	11,452	688
	National Instruments Corp.	16,407	669
	Science Applications International Corp.	7,395	665
	SYNNEX Corp.	5,236	663
*	Teradata Corp.	13,723	657
*	Vimeo Inc.	15,224	639
*	FireEye Inc.	28,188	631
	Pegasystems Inc.	5,034	595
*	Pure Storage Inc. Class A	30,865	588
*	Cirrus Logic Inc.	7,224	564
*	Vroom Inc.	12,675	560
	Avnet Inc.	12,335	543
*	Alteryx Inc. Class A	6,622	515
*	Everbridge Inc.	4,370	513
	Xerox Holdings Corp.	21,183	497
*	Fastly Inc. Class A	9,851	465
*	New Relic Inc.	6,697	420
*	Dun & Bradstreet Holdings Inc.	17,196	369
*	PagerDuty Inc.	8,943	364
*	Duck Creek Technologies Inc.	8,948	352
*	nCino Inc.	5,675	347
*	Unity Software Inc.	3,599	340
*	Medallia Inc.	11,363	292
*	BigCommerce Holdings Inc. Series 1	5,373	292
	Switch Inc. Class A	11,059	209
*	Jamf Holding Corp.	5,167	179
*	Allegro MicroSystems Inc.	5,605	147
*,1	C3.ai Inc. Class A	1,912	118

		Shares	Market Value ($000)
	McAfee Corp.Class A	4,112	103
*	SolarWinds Corp.	5,325	88
*	Datto Holding Corp.	2,623	71
*	JFrog Ltd.	1,489	62
*	AppLovin Corp. Class A	369	27
*,1	UiPath Inc. Class A	297	24
*	DoorDash Inc. Class A	67	10
*	Bumble Inc. Class A	166	8
			1,324,962
Telecommunications (3.3%)
	Comcast Corp. Class A	569,179	32,637
	Verizon Communications Inc.	520,479	29,402
	Cisco Systems Inc.	533,346	28,214
	AT&T Inc.	895,681	26,360
*	Charter Communications Inc. Class A	17,624	12,240
*	T-Mobile US Inc.	69,071	9,770
*	Roku Inc.	13,659	4,736
	Motorola Solutions Inc.	21,338	4,381
*	Liberty Broadband Corp. Class C	20,302	3,376
*	Arista Networks Inc.	7,351	2,495
	Lumen Technologies Inc.	137,437	1,902
*	DISH Network Corp. Class A	30,728	1,337
	Cable One Inc.	690	1,253
	Juniper Networks Inc.	40,849	1,076
*	Altice USA Inc. Class A	28,428	1,025
*	Ciena Corp.	19,175	1,014
*	Lumentum Holdings Inc.	9,477	771
*	Comm Scope Holding Co. Inc.	24,938	506
*	Liberty Broadband Corp. Class A	2,815	456
*	ViaSat Inc.	7,781	414
	Telephone and Data Systems Inc.	12,936	333
	Ubiquiti Inc.	1,053	317
*	EchoStar Corp. Class A	5,998	159
*	U.S. Cellular Corp.	2,133	80
			164,254
Utilities (2.7%)
	NextEra Energy Inc.	245,908	18,005
	Duke Energy Corp.	92,259	9,246
	Southern Co.	132,569	8,474
	Dominion Energy Inc.	102,404	7,797
	Waste Management Inc.	52,985	7,454
	Exelon Corp.	122,137	5,511
	American Electric Power Co. Inc.	62,348	5,362
	Sempra Energy	37,915	5,137
	Xcel Energy Inc.	65,949	4,674
	Public Service Enterprise Group Inc.	63,473	3,943
	WEC Energy Group Inc.	39,655	3,724
	American Water Works Co. Inc.	22,709	3,520
	Eversource Energy	43,071	3,497
	Consolidated Edison Inc.	43,080	3,328
	DTE Energy Co.	24,100	3,326
	Republic Services Inc. Class A	26,372	2,879
	PPL Corp.	96,862	2,820
	Entergy Corp.	25,285	2,662
	Ameren Corp.	30,754	2,589
	FirstEnergy Corp.	67,648	2,565
	Edison International	45,046	2,517

		Shares	Market Value ($000)
	CMS Energy Corp.	35,734	2,242
	AES Corp.	82,635	2,100
	Alliant Energy Corp.	31,263	1,787
	Evergy Inc.	28,248	1,751
*	PG&E Corp.	166,794	1,691
	CenterPoint Energy Inc.	63,458	1,605
	Atmos Energy Corp.	15,954	1,582
	Essential Utilities Inc.	28,088	1,343
	NiSource Inc.	47,512	1,212
	UGI Corp.	25,965	1,196
	Pinnacle West Capital Corp.	14,074	1,190
	Vistra Corp.	61,432	993
	NRG Energy Inc.	30,582	983
*	Stericycle Inc.	11,611	912
	OGE Energy Corp.	25,004	863
	IDACORP Inc.	6,319	619
*	Clean Harbors Inc.	6,416	597
	Hawaiian Electric Industries Inc.	13,559	584
	National Fuel Gas Co.	10,970	569
	Avangrid Inc.	7,049	371
			133,220
Total Common Stocks (Cost $3,051,151)			4,979,447
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2,3]	Vanguard Market Liquidity Fund, 0.055% (Cost $10,805)	108,048	10,805
Total Investments (99.9%) (Cost $3,061,956)			4,990,252
Other Assets and Liabilities—Net (0.1%)			3,195
Net Assets (100%)			4,993,447
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,839,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $2,982,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	65	13,658	115
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.